Consolidated Statement of Income - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Revenues
Operating revenues—related parties	[1]	$ 290.5	$ 238.6	$ 190.7
Operating revenues—third parties	[1]	5.0	6.1	5.2
Equity in earnings of affiliates	[1]	77.1
Other income	[1]	5.4	0.1	0.2
Total revenues and other income	[1]	378.0	244.8	196.1
Costs and Expenses
Operating and maintenance expenses	[1]	85.2	55.1	61.0
Depreciation	[1]	26.2	16.8	15.0
General and administrative expenses	[1]	31.1	27.4	19.0
Taxes other than income taxes	[1]	12.0	4.5	4.9
Interest and debt expense	[1]	33.9	5.3	0.3
Other expenses	[1]	0.1	0.1	0.1
Total costs and expenses	[1]	188.5	109.2	100.3
Income before income taxes	[1]	189.5	135.6	95.8
Provision for income taxes	[1]	0.3	0.9	0.5
Net Income	[1]	189.2	134.7	95.3
Less: Net income (loss) attributable to Predecessors	[1]	(5.0)	18.7	66.4
Net income attributable to the Partnership	[1]	194.2	116.0	28.9
Less: General partner’s interest in net income attributable to the Partnership	[1]	41.0	8.3	0.6
Limited partners’ interest in net income attributable to the Partnership	[1]	$ 153.2	$ 107.7	$ 28.3
Net Income Attributable to the Partnership Per Limited Partner Unit—Basic and Diluted (dollars)
Cash Distributions Paid Per Limited Partner Unit (dollars)		$ 1.5380	$ 1.1176	$ 0.1548
Common Units [Member]
Net Income Attributable to the Partnership Per Limited Partner Unit—Basic and Diluted (dollars)
Basic, per unit (dollars)		2.02	1.48	0.40
Diluted, per unit (dollars)		$ 2.02	$ 1.48	$ 0.40
Average Limited Partner Units Outstanding—Basis and Diluted
Basic, units		68,173,891	38,268,371	35,217,112
Diluted, units		68,173,891	38,268,371	35,217,112
Common Units [Member] | Public [Member]
Costs and Expenses
Net income attributable to the Partnership		$ 45.0	$ 27.4	$ 7.6
Average Limited Partner Units Outstanding—Basis and Diluted
Basic, units		23,376,421	18,888,750	18,888,750
Diluted, units		23,376,421	18,888,750	18,888,750
Common Units [Member] | Non-public [Member] | Phillips 66 [Member]
Costs and Expenses
Net income attributable to the Partnership		$ 92.4	$ 29.1	$ 6.5
Average Limited Partner Units Outstanding—Basis and Diluted
Basic, units		44,797,469	19,379,621	16,328,362
Diluted, units		44,797,469	19,379,621	16,328,362
Subordinated Units [Member]
Net Income Attributable to the Partnership Per Limited Partner Unit—Basic and Diluted (dollars)
Basic, per unit (dollars)		$ 1.24	$ 1.45	$ 0.40
Diluted, per unit (dollars)		$ 1.24	$ 1.45	$ 0.40
Average Limited Partner Units Outstanding—Basis and Diluted
Basic, units		12,736,051	35,217,112	35,217,112
Diluted, units		12,736,051	35,217,112	35,217,112
Subordinated Units [Member] | Non-public [Member] | Phillips 66 [Member]
Costs and Expenses
Net income attributable to the Partnership		$ 15.8	$ 51.2	$ 14.2
Net Income Attributable to the Partnership Per Limited Partner Unit—Basic and Diluted (dollars)
Basic, per unit (dollars)		$ 1.24	$ 1.45	$ 0.40
Diluted, per unit (dollars)		$ 1.24	$ 1.45	$ 0.40
Average Limited Partner Units Outstanding—Basis and Diluted
Basic, units		12,736,051	35,217,112	35,217,112
Diluted, units		12,736,051	35,217,112	35,217,112

[1]	Financial information has been retrospectively adjusted for the Subsequent Fractionator Acquisition.